UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       55 Fifth Avenue, Floor 17
               New York, NY 10003

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          E. Kurt Kim
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ E. Kurt Kim                New York, NY                  05/15/08
----------------               ---------------              ---------------
 [Signature]                  [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                                TITLE OF                    VALUE     SHRS OR     SH/ CALL/ INVSTMNT OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS                CUSIP (x$1000)   PRN AMT     PRN PUT   DSCRTN   MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                     COM              00651F108       603     205,000  SH        DEFINED   01     205,000
AEROPOSTALE                     COM              007865108       371      13,700  SH        DEFINED   01      13,700
AGILYSYS INC                    COM              00847J105       640      55,200  SH        DEFINED   01      55,200
AMERICAN EAGLE OUTFITTERS       COM              02553E106       292      16,667  SH        DEFINED   01      16,667
APPLE INC                       COM              037833100     3,372      23,500  PUT       DEFINED   01      23,500
BERKSHIRE HATHAWAY INC          CL A             084670108       267           2  SH        DEFINED   01           2
COLUMBIA SPORTSWEAR CO          COM              198516106       528      12,000  SH        DEFINED   01      12,000
COMPUWARE CORP                  COM              205638109       184      25,000  SH        DEFINED   01      25,000
CONEXANT SYSTEMS INC            NOTE 4.000% 3/0  207142AH3     3,153   4,850,000  PRN       DEFINED   01                   4,850,000
COVAD COMMUNICATIONS GROUP      DBCV 3.000% 3/1  222814AR6     1,455   1,500,000  PRN       DEFINED   01                   1,500,000
DOT HILL SYS CORP               COM              25848T109       475     158,200  SH        DEFINED   01     158,200
DOWNEY FINL CORP                COM              261018105     1,204      65,500  PUT       DEFINED   01      65,500
DSP GROUP INC                   COM              23332B106       701      55,000  SH        DEFINED   01      55,000
EARTHLINK INC                   COM              270321102       452      59,900  SH        DEFINED   01      59,900
EXAR CORP                       COM              300645108       412      50,000  SH        DEFINED   01      50,000
FOOT LOCKER INC                 COM              344849104       407      34,600  SH        DEFINED   01      34,600
GASTAR EXPL LTD                 COM              367299104        75      57,401  SH        DEFINED   01      57,401
GOOGLE INC                      CL A             38259P508     7,268      16,500  PUT       DEFINED   01      16,500
INFOSPACE INC                   COM NEW          45678T201       589      50,900  SH        DEFINED   01      50,900
K-SWISS INC                     CL A             482686102       296      18,700  SH        DEFINED   01      18,700
MAXXAM INC                      COM              577913106       293       9,150  SH        DEFINED   01       9,150
OMNIVISION TECHNOLOGIES INC     COM              682128103     1,489      88,500  SH        DEFINED   01      88,500
POWERSHARES QQQ TRUST           CALL             73935A104    69,515   1,590,000  CALL      DEFINED   01   1,590,000
RACKABLE SYS INC                COM              750077109     1,046     114,700  SH        DEFINED   01     114,700
RADWARE LTD                     ORD              M81873107       153      15,000  SH        DEFINED   01      15,000
RAMBUS INC DEL                  COM              750917106     1,166      50,000  CALL      DEFINED   01      50,000
REALNETWORKS INC                COM              75605L104       430      75,000  SH        DEFINED   01      75,000
RESEARCH IN MOTION LTD          COM              760975102     3,255      29,000  PUT       DEFINED   01      29,000
SILICON IMAGE INC               COM              82705T102       502     100,100  SH        DEFINED   01     100,100
STAMPS COM INC                  COM NEW          852857200       640      62,400  SH        DEFINED   01      62,400
SYCAMORE NETWORKS INC           COM              871206108       430     117,400  SH        DEFINED   01     117,400
TRAVELCENTERS OF AMERICA LLC    COM              894174101       485      89,000  SH        DEFINED   01      89,000
UNITED ONLINE INC               COM              911268100       211      20,000  SH        DEFINED   01      20,000

                             33                             102,355


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         33
Form 13F Information Table Value Total:         $102,355
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                       Promethean Investment Group, LLC


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